Schedule of Operating Right of use Assets and Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Office lease	$ 836,697	$ 836,697
Less accumulated amortization	(549,375)	(278,899)
Right-of-use, net	287,322	557,798
Operating lease liabilities
Office lease	298,560	580,353
Less: current portion	286,378	278,432
Long term portion	$ 12,182	$ 301,921